Share-Based Payments - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Billions					1 Months Ended		12 Months Ended
	Dec. 01, 2019	Sep. 18, 2019 shares	Nov. 15, 2018	Dec. 01, 2017 shares	May 31, 2019	Apr. 03, 2019	Dec. 31, 2019 € / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 EUR (€) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock split ratio		0.05556
Shares issued during period stock split		206,595,492
Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, weighted-average expected life								5 years 1 month 13 days
Cancellations or modifications to awards								0
Granted options								4,374,963
Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option rights vesting term								The Option Rights vest over four years, can only be exercised if the company has executed a public offering in the United States (IPO) and when meeting the Threshold Amount. Threshold Amount means the exercise price provided that such price increases by eight percentage points on the first and then each subsequent anniversary of the Allocation Date (September 26, 2018). The Option Rights can be exercised at the latest eight years after the Allocation Date. If they have not been exercised by that date, they will forfeit without compensation
Option rights vesting period			4 years
Percentage of exercise price increase	8.00%		8.00%		8.00%	8.00%
Option rights exercisable period			8 years
Options outstanding, weighted-average expected life								4 years 8 months 23 days
Cancellations or modifications to awards								0	0
Granted options								14,511	658,109
Share Appreciation Right
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted options				582,714				0	0
Grant date								December 1, 2017
Payments related to withholding tax for share-based payment transactions | €									€ 7,761
Ordinary Shares | Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted options								4,374,963
Ordinary Shares | Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option to purchase ordinary shares								4,374,963
Exercise price in translation for IPO | (per share)							€ 13.60	$ 15.00
Option rights vesting term								The option will vest annually in equal installments after four years commencing on the first anniversary of the initial public offering and will be exercisable four years after the initial public offering. The option will be subject to the terms, conditions, definitions and provisions of the Employee Stock Ownership Plan (ESOP) and the applicable option agreement thereunder.
Option rights vesting period								4 years
Percentage of exercise price increase								7.00%
Threshold amount of dividend by number of shares outstanding immediately following initial public offering | $								$ 8.5
Percentage of target share price applicable for prior twelve month period								107.00%
Option rights exercisable period								10 years